UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Feardy
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2015

Item 1. Reports to Stockholders.

Annual Report
December 31, 2015

Diamond Hill Valuation-Weighted 500 ETF
Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE:DHVW).

We strongly believe that a company’s intrinsic value is independent of its current price.  Our methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business.  The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value.  Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical.  If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite of the approach of many market capitalization-weighted indexes.  This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes.  As a result, we believe DHVW gives advisors and investors a better way to establish broad exposure to the U.S. large cap equity markets.

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index, a rules-based, proprietary intrinsic value capitalization-weighted index.  The index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over long-term periods (five years or longer).

2015 Financial Market Overview

U.S. stocks rose modestly in the first half of 2015 but lost momentum in the third quarter as investor concerns over a slowdown in China’s economic growth negatively impacted commodity prices.  China is the world’s largest importer of raw materials.  This slowdown has also strained many other developing countries and large portions of the global industrial sector as China has been a meaningful source of incremental demand for key industrial end markets.  A strong fourth quarter was not enough to completely save the year and most major market indexes ended 2015 somewhere close to even.  The Russell 1000 Index posted a total return, including dividends, of 0.92% for the year, while the broader Russell 3000 Index posted a 0.48% total return.  Small cap stocks fared worse than large cap stocks, with the Russell 2000 Index posting a total return of -4.41%.

In 2015, market returns were very narrow with much of the strength in a handful of stocks.  Netflix (+134%) and Amazon (+118%) were the best performers for the year, far outpacing the Russell 1000 Index return.  The energy sector posted the largest decline (-22% within the Russell 1000 Index) as oil prices fell meaningfully for the second consecutive year.  The price of oil

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

at the end of 2015 was approximately $37 per barrel, down from more than $100 per barrel in 2014.  Robust production from U.S. shale-oil fields pushed the global crude market into oversupply in late 2014, and production rose again in 2015 as producers worldwide chose to maintain high production levels.  U.S. inventories of crude oil are near an eight-decade high.

In December, the Federal Reserve increased its Fed Funds target rate for the first time since 2006, moving to 50 basis points from 25 basis points.  U.S. government bond yields rose only modestly over the past twelve months, indicating investors were not yet ready to leave the relative safety of government bonds.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 ETF methodology, please visit our website at www.diamond-hill.com.  We thank you for the confidence you have placed in us.

Sincerely,

Ric Dillon, CFA
Portfolio Manager
Diamond Hill Capital Management, Inc.

The views expressed are those of the author as of January 2016, are subject to change, and may differ from the views of other research analysts, portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Past Performance is not a guarantee of future results.  Prior to 5/11/2015, the performance shown is that of the predecessor partnership and is not performance of the fund.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

One basis point is equivalent to 0.01% (1/100th of a percent)

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

The Diamond Hill Valuation-Weighted 500 (the “Index”) is an Index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company. An investment cannot be made directly into an index.  The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index.  The Russell 2000 Index is an unmanaged market capitalization-weighted index comprised of the smallest 2,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization-weighted index comprised of the 3,000 largest U.S. companies by total market capitalization. These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contains this and other important information about the fund and are available at diamond-hill.com or by calling 800.617.0004. Read it carefully before investing.

Fund holdings are subject to change and are no recommendation to buy or sell any security.  For a complete listing of the fund’s holdings please view the schedule of investments.

The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

(This Page Intentionally Left Blank.)

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Management’s Discussion of Fund Performance

The Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) seeks to track the investment results of the Diamond Hill Valuation-Weighted 500 Index (the “Index”), which is an index composed of large-capitalization U.S. equities.  The Fund fully replicates the Index and generally holds all of the securities in the Index in proportion to their weightings in the Index.  The Fund’s total return for the twelve months ended December 31, 2015 was 0.59%, net of fees, while the total return of the Index was 0.28%.

As of December 31, 2015 the Index held approximately 500 U.S. equities in weights based upon an estimate of each company’s intrinsic value.  The strategy calculates an estimate of intrinsic value for each of the approximately 700 U.S. equities in the Diamond Hill Valuation-Weighted universe, and then constructs a portfolio from the 500 largest companies based upon each company’s estimated intrinsic value capitalization.  The weight of each holding in the portfolio is proportionate to the intrinsic value of that company relative to the cumulative intrinsic value of the 500 securities in the portfolio.

The Fund’s daily tracking error was 2 basis points from the Fund’s first day of trading as an ETF on May 12, 2015 through December 31, 2015.

Performance

The Information Technology, Health Care, and Consumer Discretionary sectors were positive contributors for the twelve months ended December 31, 2015.  Information Technology was the leading contributor to Fund return.  The Energy and Financials sectors were the largest detractors from return for the period followed by the Industrials sector.

Individually, the top positive contributors to return were Alphabet, Inc.; Amazon.com, Inc.; Facebook, Inc.; General Electric Co. and Microsoft Corp.  The largest individual detractors from Fund performance were Wal-Mart Stores, Inc.; Micron Technology, Inc.; Apple, Inc.; QUALCOMM, Inc. and Union Pacific Corp.

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Diamond Hill Valuation-Weighted 500 ETF

Performance Summary

Growth of $10,000
(Unaudited)

			Since	Since	Since
	1	3	Inception	Inception	Inception
Total Returns	Year	Year	(12/29/2011)[1]	(5/11/2015)[2]	(6/28/2013)[3]
Diamond Hill
Valuation-Weighted
500 ETF—NAV[1]	0.59%	14.84%*	15.44%*	-2.40%	12.46%*
Diamond Hill
Valuation-Weighted
500 ETF—Market[2]	N/A	N/A	N/A	-2.18%	N/A
Diamond Hill
Valuation-Weighted
500 Index[3]	0.28%	N/A	N/A	-2.41%	11.92%*
S&P 500 Index	1.38%	15.13%*	15.33%*	-1.55%	12.39%*

This chart assumes an initial gross investment of $10,000 made on December 29, 2011. Since the Diamond Hill Valuation-Weighted 500 ETF (“the Fund”) did not commence operations until May 11, 2015, net asset value (“NAV”) based returns prior to that date are those of the Diamond Hill Valuation-Weighted 500, L.P. (the “Predecessor Partnership”). The Fund

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Performance Summary
(Continued)

assumed the NAV and performance history of the Predecessor Partnership (See Footnote 1 to the Financial Statements). Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions.

*	Return shown is annualized
[1]	Inception date of the Predecessor Partnership was 12/29/2011
[2]	Inception date of the Diamond Hill Valuation-Weighted 500 ETF was 5/11/2015
[3]	Inception date of Diamond Hill Valuation-Weighted 500 Index was 6/28/2013

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of December 31, 2015 (Unaudited)

Percentage of
Sector	Total Net Assets
Financials	19.7%
Information Technology	19.4
Consumer Discretionary	14.7
Health Care	13.1
Industrials	10.2
Consumer Staples	9.8
Energy	4.6
Telecommunication Services	2.9
Materials	2.8
Utilities	2.7
Other Assets in Excess of Liabilities	0.1
Short-Term Investments^	0.0
TOTAL	100.0%

^	Represents less than 0.05% of net assets.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015

Shares		Value

COMMON STOCKS – 99.9%

	Consumer Discretionary – 14.7%
67	Advance Auto Parts, Inc.	$10,084
349	Amazon.com, Inc. (a)	235,886
100	AutoNation, Inc. (a)	5,966
25	AutoZone, Inc. (a)	18,548
156	Bed Bath & Beyond, Inc. (a)	7,527
306	Best Buy Company, Inc.	9,318
206	BorgWarner, Inc.	8,905
131	CarMax, Inc. (a)	7,070
983	Carnival Corporation	53,554
447	CBS Corporation	21,067
67	Charter Communications, Inc. (a)	12,268
23	Chipotle Mexican Grill, Inc. (a)	11,037
2,150	Comcast Corporation	121,324
353	D.R. Horton, Inc.	11,307
132	Darden Restaurants, Inc.	8,400
249	Delphi Automotive plc	21,347
389	Discovery Communications, Inc. (a)	10,378
152	DISH Network Corporation (a)	8,691
216	Dollar General Corporation	15,524
197	Dollar Tree, Inc. (a)	15,212
121	Expedia, Inc.	15,040
99	Foot Locker, Inc.	6,444
4,431	Ford Motor Company	62,433
2,621	General Motors Company	89,140
88	Genuine Parts Company	7,558
371	H&R Block, Inc.	12,358
406	Hanesbrands, Inc.	11,949
171	Harley-Davidson, Inc.	7,762
76	Harman International Industries, Inc.	7,160
106	Hasbro, Inc.	7,140
872	Hilton Worldwide Holdings, Inc.	18,661
145	Jarden Corporation (a)	8,282
636	Johnson Controls, Inc.	25,116
179	Kohl’s Corporation	8,526
156	L Brands, Inc.	14,948

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
616	Las Vegas Sands Corporation	$27,005
75	Lear Corporation	9,212
172	Lennar Corporation	8,413
244	LKQ Corporation (a)	7,230
880	Lowe’s Companies, Inc.	66,915
282	Macy’s, Inc.	9,864
224	Marriott International, Inc.	15,017
536	McDonald’s Corporation	63,323
423	MGM Resorts International (a)	9,611
185	Michael Kors Holdings Ltd (a)	7,411
55	Mohawk Industries, Inc. (a)	10,416
404	Netflix, Inc. (a)	46,210
176	Newell Rubbermaid, Inc.	7,758
456	News Corporation	6,092
1,276	Nike, Inc.	79,750
142	Nordstrom, Inc.	7,073
333	Norwegian Cruise Line Holdings Ltd. (a)	19,514
4	NVR, Inc. (a)	6,572
74	O Reilly Automotive, Inc. (a)	18,753
171	Omnicom Group, Inc.	12,938
81	Polaris Industries, Inc.	6,962
80	PVH Corporation	5,892
54	Ralph Lauren Corporation	6,020
299	Ross Stores, Inc.	16,089
224	Royal Caribbean Cruises Ltd.	22,671
109	Scripps Networks Interactive, Inc.	6,018
51	Signet Jewelers Limited	6,308
4,931	Sirius XM Holdings, Inc. (a)	20,069
1,032	Starbucks Corporation	61,951
102	Starwood Hotels & Resorts Worldwide, Inc.	7,067
497	Target Corporation	36,087
102	Tesla Motors, Inc. (a)	24,481
374	The Gap, Inc.	9,238
401	The Goodyear Tire & Rubber Company	13,101
1,038	The Home Depot, Inc.	137,275

The accompanying notes are an integral part of these financial statements.

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Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
334	The Interpublic Group Companies, Inc.	$7,776
42	The Priceline Group, Inc. (a)	53,548
470	The TJX Companies, Inc.	33,328
1,307	The Walt Disney Company	137,340
514	Thomson Reuters Corporation	19,455
92	Tiffany & Company	7,019
133	Time Warner Cable, Inc.	24,683
823	Time Warner, Inc.	53,223
210	Toll Brothers, Inc. (a)	6,993
87	Tractor Supply Company	7,438
73	TripAdvisor, Inc. (a)	6,223
2,007	Twenty-First Century Fox, Inc.	54,510
44	ULTA Salon Cosmetics & Fragrance, Inc. (a)	8,140
165	Under Armour, Inc. (a)	13,301
320	V.F. Corporation	19,920
495	Viacom, Inc.	20,374
82	Whirlpool Corporation	12,043
92	Wyndham Worldwide Corporation	6,684
319	Yum! Brands, Inc.	23,303
		2,249,537
	Consumer Staples – 9.8%
1,231	Altria Group, Inc.	71,656
616	Archer-Daniels-Midland Company	22,595
120	Brown-Forman Corporation	11,914
140	Bunge Ltd.	9,559
171	Campbell Soup Company	8,986
93	Church & Dwight Company, Inc.	7,894
120	Coca-Cola Enterprises, Inc.	5,909
510	Colgate-Palmolive Company	33,976
345	ConAgra Foods, Inc.	14,545
169	Constellation Brands, Inc.	24,072
264	Costco Wholesale Corporation	42,636
980	CVS Health Corporation	95,815
101	Dr Pepper Snapple Group, Inc.	9,413
365	General Mills, Inc.	21,046

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)
	Consumer Staples (Continued)
177	Hormel Foods Corporation	$13,997
172	Kellogg Company	12,430
68	Keurig Green Mountain, Inc.	6,119
220	Kimberly-Clark Corporation	28,006
1,966	Kraft Heinz Company	143,046
80	McCormick & Company, Inc.	6,845
118	Mead Johnson Nutrition Company	9,316
878	Mondelez International, Inc.	39,370
152	Monster Beverage Corporation (a)	22,642
865	Pepsico, Inc.	86,431
859	Philip Morris International, Inc.	75,515
1,287	Reynolds American, Inc.	59,395
446	Sysco Corporation	18,286
67	The Clorox Company	8,498
2,964	The Coca-Cola Company	127,333
234	The Estee Lauder Companies, Inc.	20,606
130	The Hershey Company	11,605
90	The J. M. Smucker Company	11,101
661	The Kroger Company	27,650
1,625	The Procter & Gamble Company	129,041
340	Tyson Foods, Inc.	18,132
1,225	Walgreens Boots Alliance, Inc.	104,315
2,050	Wal-Mart Stores, Inc.	125,665
160	Whitewave Foods Company (a)	6,226
183	Whole Foods Market, Inc.	6,130
		1,497,716
	Energy – 4.6%
134	Anadarko Petroleum Corporation	6,510
312	Antero Resources Corporation (a)	6,802
170	Baker Hughes, Inc.	7,845
217	Cheniere Energy, Inc. (a)	8,083
992	Chevron Corporation	89,240
483	ConocoPhillips	22,551
176	Devon Energy Corporation	5,632

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Energy (Continued)
362	Enbridge Energy Partners, LP	$8,351
2,381	Energy Transfer Equity, LP	32,715
540	Energy Transfer Partners, LP	18,214
1,266	Enterprise Products Partners, LP	32,384
159	EOG Resources, Inc.	11,256
1,941	Exxon Mobil Corporation	151,301
324	Halliburton Company	11,029
170	Hess Corporation	8,242
1,221	Kinder Morgan, Inc.	18,217
143	Magellan Midstream Partners LP	9,713
528	Marathon Oil Corporation	6,648
536	Marathon Petroleum Corporation	27,786
230	National Oilwell Varco, Inc.	7,703
275	Occidental Petroleum Corporation	18,593
217	ONEOK Partners, LP	6,538
379	Phillips 66	31,002
361	Plains All American Pipeline, LP	8,339
434	Schlumberger Ltd.	30,272
395	Spectra Energy Corporation	9,456
196	Spectra Energy Partners, LP	9,349
260	Sunoco Logistics Partners LP	6,682
191	Tesoro Corporation	20,126
593	Valero Energy Corporation	41,931
212	Western Gas Equity Partners, LP	7,693
220	Williams Companies, Inc.	5,654
466	Williams Partners LP	12,978
		698,835
	Financials – 19.7%
278	ACE Limited	32,484
477	AFLAC, Inc.	28,572
274	Ally Financial, Inc. (a)	5,107
983	American Express Company	68,368
85	American Financial Group, Inc.	6,127
1,364	American International Group, Inc.	84,527

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Financials (Continued)
258	American Tower Corporation (b)	$25,013
271	Ameriprise Financial, Inc.	28,840
100	Amtrust Financial Services, Inc.	6,158
794	Annaly Capital Management, Inc. (b)	7,448
352	Aon plc	32,458
93	Arch Capital Group Ltd. (a)	6,487
280	Arthur J Gallagher & Company	11,463
69	Avalonbay Communities, Inc. (b)	12,705
15,238	Bank of America Corporation	256,456
649	BB&T Corporation	24,539
1,403	Berkshire Hathaway, Inc. (a)	185,252
141	BlackRock, Inc.	48,013
534	Capital One Financial Corporation	38,544
303	CBRE Group, Inc. (a)	10,478
145	CIT Group, Inc.	5,757
4,064	Citigroup, Inc.	210,312
527	Citizens Financial Group, Inc.	13,802
252	CME Group, Inc.	22,831
290	CNA Financial Corporation	10,194
153	Comerica, Inc.	6,400
197	Crown Castle International Corporation (b)	17,031
426	Discover Financial Services	22,842
310	E*Trade Financial Corporation (a)	9,188
36	Equinix, Inc. (b)	10,886
215	Equity Residential (b)	17,542
35	Essex Property Trust, Inc. (b)	8,379
41	Everest Re Group Ltd.	7,507
46	FactSet Research Systems, Inc.	7,478
349	Fidelity National Financial, Inc.	12,100
673	Fifth Third Bancorp	13,527
115	First Republic Bank	7,597
406	Franklin Resources, Inc.	14,949
544	General Growth Properties, Inc. (b)	14,802
327	HCP, Inc. (b)	12,504
564	Host Hotels & Resorts, Inc. (b)	8,652

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Financials (Continued)
697	Huntington Bancshares, Inc.	$7,709
114	Intercontinental Exchange, Inc.	29,214
423	Invesco Ltd.	14,162
226	Iron Mountain, Inc. (b)	6,104
3,630	JPMorgan Chase & Company	239,689
716	KeyCorp	9,444
262	Kimco Realty Corporation (b)	6,933
476	KKR & Company LP	7,421
225	Lazard Ltd.	10,127
1,350	Leucadia National Corporation	23,477
323	Lincoln National Corporation	16,234
368	Loews Corporation	14,131
88	M&T Bank Corporation	10,664
519	Marsh & McLennan Companies, Inc.	28,779
210	McGraw Hill Financial, Inc.	20,702
1,457	MetLife, Inc.	70,242
247	Moody’s Corporation	24,784
1,946	Morgan Stanley	61,902
109	MSCI, Inc.	7,862
193	Northern Trust Corporation	13,913
391	Principal Financial Group, Inc.	17,587
400	Progressive Corporation	12,720
183	Prologis, Inc. (b)	7,854
554	Prudential Financial, Inc.	45,101
71	Public Storage (b)	17,587
106	Raymond James Financial, Inc.	6,145
220	Realogy Holdings Corporation (a)	8,067
105	Realty Income Corporation (b)	5,421
1,094	Regions Financial Corporation	10,502
104	Reinsurance Group of America, Inc.	8,897
158	SEI Investments Company	8,279
40	Signature Bank (a)	6,135
172	Simon Property Group, Inc. (b)	33,444
471	State Street Corporation	31,256
505	SunTrust Banks, Inc.	21,634

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Financials (Continued)
600	Synchrony Financial (a)	$18,246
169	T. Rowe Price Group, Inc.	12,082
484	TD Ameritrade Holding Corporation	16,800
326	The Allstate Corporation	20,241
1,097	The Bank of New York Mellon Corporation	45,218
310	The Blackstone Group LP	9,064
1,218	The Charles Schwab Corporation	40,109
174	The Chubb Corporation	23,079
433	The Goldman Sachs Group, Inc.	78,040
389	The Hartford Financial Services Group, Inc.	16,906
78	The Macerich Company (b)	6,294
223	The Nasdaq OMX Group, Inc.	12,972
391	The PNC Financial Services Group, Inc.	37,266
289	The Travelers Companies, Inc.	32,617
104	Torchmark Corporation	5,945
263	Unum Group	8,755
1,497	US Bancorp	63,877
169	Ventas, Inc. (b)	9,537
63	Vornado Realty Trust (b)	6,297
439	Voya Financial, Inc.	16,203
4,495	Wells Fargo & Company	244,348
261	Welltower, Inc.	17,756
346	Weyerhaeuser Company (b)	10,373
242	XL Group plc	9,482
		2,998,948
	Health Care – 13.1%
986	Abbott Laboratories	44,281
1,058	AbbVie, Inc.	62,676
306	Aetna, Inc.	33,085
178	Alexion Pharmaceuticals, Inc. (a)	33,953
416	Allergan plc (a)	130,000
231	AmerisourceBergen Corporation	23,957
538	Amgen, Inc.	87,334
224	Anthem, Inc.	31,235
413	Baxalta, Inc.	16,119

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Health Care (Continued)
165	Baxter International, Inc.	$6,295
189	Becton, Dickinson and Company	29,123
176	Biogen, Inc. (a)	53,918
582	Boston Scientific Corporation (a)	10,732
670	Bristol-Myers Squibb Company	46,089
39	C.R. Bard, Inc.	7,388
230	Cardinal Health, Inc.	20,532
753	Celgene Corporation (a)	90,179
119	Centene Corporation (a)	7,831
262	Cerner Corporation (a)	15,765
219	Cigna Corporation	32,046
129	DaVita HealthCare Partners, Inc. (a)	8,993
100	Edwards Lifesciences Corporation (a)	7,898
375	Eli Lilly and Company	31,597
217	Endo International plc (a)	13,285
544	Express Scripts Holding Company (a)	47,551
2,070	Gilead Sciences, Inc.	209,463
406	HCA Holdings, Inc. (a)	27,458
53	Henry Schein, Inc. (a)	8,384
195	Hologic, Inc. (a)	7,545
103	Humana, Inc.	18,386
94	Illumina, Inc. (a)	18,043
126	Incyte Corporation (a)	13,665
21	Intuitive Surgical, Inc. (a)	11,469
44	Jazz Pharmaceuticals plc (a)	6,185
1,851	Johnson & Johnson	190,135
78	Laboratory Corporation of America Holdings (a)	9,644
220	Mallinckrodt plc (a)	16,419
206	McKesson Corporation	40,629
156	Medivation, Inc. (a)	7,541
732	Medtronic plc	56,305
982	Merck & Company, Inc.	51,869
407	Mylan NV (a)	22,006
104	Perrigo Company plc	15,049
3,130	Pfizer, Inc.	101,036

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Health Care (Continued)
113	Quest Diagnostics, Inc.	$8,039
79	Quintiles Transnational Holdings, Inc. (a)	5,424
62	Regeneron Pharmaceuticals, Inc. (a)	33,658
193	St Jude Medical, Inc.	11,922
263	Stryker Corporation	24,443
249	Thermo Fisher Scientific, Inc.	35,321
803	Unitedhealth Group, Inc.	94,465
75	Universal Health Services, Inc.	8,962
164	Vertex Pharmaceuticals, Inc. (a)	20,636
48	Waters Corporation (a)	6,460
138	Zimmer Holdings, Inc.	14,157
267	Zoetis, Inc.	12,795
		1,999,375
	Industrials – 10.2%
419	3M Company	63,118
30	Acuity Brands, Inc.	7,014
147	Alaska Air Group, Inc.	11,835
24	AMERCO	9,348
1,192	American Airlines Group, Inc.	50,481
171	Ametek, Inc.	9,164
323	Caterpillar, Inc.	21,951
124	CH Robinson Worldwide, Inc.	7,690
91	Cintas Corporation	8,286
888	CSX Corporation	23,044
138	Cummins, Inc.	12,145
470	Danaher Corporation	43,654
177	Deere & Company	13,500
1,143	Delta Air Lines, Inc.	57,939
121	Dover Corporation	7,419
386	Eaton Corporation plc	20,087
416	Emerson Electric Company	19,897
69	Equifax, Inc.	7,685
130	Expeditors International of Washington, Inc.	5,863
223	Fastenal Company	9,103
218	FedEx Corporation	32,480

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Industrials (Continued)
115	Fortune Brands Home & Security, Inc.	$6,383
303	General Dynamics Corporation	41,620
5,431	General Electric Company	169,176
360	HD Supply Holdings, Inc. (a)	10,811
425	Hertz Global Holdings, Inc. (a)	6,048
685	Honeywell International, Inc.	70,945
65	Huntington Ingalls Industries, Inc.	8,245
92	Icahn Enterprises LP	5,640
262	Illinois Tool Works, Inc.	24,282
223	Ingersoll-Rand plc	12,330
104	JB Hunt Transport Services, Inc.	7,629
625	JetBlue Airways Corporation (a)	14,156
101	Kansas City Southern	7,542
216	Lockheed Martin Corporation	46,904
283	Masco Corporation	8,009
230	Nielsen Holdings plc	10,718
239	Norfolk Southern Corporation	20,217
122	Northrop Grumman Corporation	23,035
287	PACCAR, Inc.	13,604
113	Parker-Hannifin Corporation	10,959
192	Pentair plc	9,510
79	Precision Castparts Corporation	18,329
223	Raytheon Company	27,770
209	Republic Services, Inc.	9,194
89	Rockwell Automation, Inc.	9,132
102	Rockwell Collins, Inc.	9,415
66	Roper Technologies, Inc.	12,526
36	Snap-on, Inc.	6,171
1,269	Southwest Airlines Company	54,643
154	Spirit AeroSystems Holdings, Inc. (a)	7,711
118	Stanley Black & Decker, Inc.	12,594
52	Stericycle, Inc. (a)	6,271
207	Textron, Inc.	8,696
575	The Boeing Company	83,139
47	TransDigm Group, Inc. (a)	10,737

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Industrials (Continued)
510	Tyco International plc	$16,264
787	Union Pacific Corporation	61,543
782	United Continental Holdings, Inc. (a)	44,809
774	United Parcel Service, Inc.	74,482
130	United Rentals, Inc. (a)	9,430
661	United Technologies Corporation	63,502
80	Verisk Analytics, Inc. (a)	6,150
52	W.W. Grainger, Inc.	10,535
78	Wabtec Corporation	5,547
325	Waste Management, Inc.	17,345
		1,555,401
	Information Technology – 19.4%
429	Accenture plc	44,831
446	Activision Blizzard, Inc.	17,265
393	Adobe Systems, Inc. (a)	36,918
118	Akamai Technologies, Inc. (a)	6,210
53	Alliance Data Systems Corporation (a)	14,658
484	Alphabet, Inc. (a)	376,557
203	Amphenol Corporation	10,603
241	Analog Devices, Inc.	13,332
5,248	Apple, Inc.	552,404
1,065	Applied Materials, Inc.	19,884
299	Automatic Data Processing, Inc.	25,331
268	Avago Technologies Ltd	38,900
421	Broadcom Corporation	24,342
3,799	Cisco Systems, Inc.	103,162
120	Citrix Systems, Inc. (a)	9,078
490	Cognizant Technology Solutions Corporation (a)	29,410
1,073	Corning, Inc.	19,614
536	eBay, Inc. (a)	14,729
310	Electronic Arts, Inc. (a)	21,303
996	EMC Corporation	25,577
2,474	Facebook, Inc. (a)	258,929
221	Fidelity National Information Services, Inc.	13,393

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
155	Fiserv, Inc. (a)	$14,176
74	FleetCor Technologies, Inc. (a)	10,577
87	Global Payments, Inc.	5,612
92	Harris Corporation	7,995
2,382	Hewlett Packard Enterprise Company	36,206
1,624	HP, Inc.	19,228
3,528	Intel Corporation	121,540
710	International Business Machines Corporation	97,710
142	Intuit, Inc.	13,703
340	Juniper Networks, Inc.	9,384
112	KLA-Tencor Corporation	7,767
154	Lam Research Corporation	12,231
140	Linear Technology Corporation	5,946
863	MasterCard, Inc.	84,022
159	Maxim Integrated Products, Inc.	6,042
133	Microchip Technology, Inc.	6,190
1,171	Micron Technology, Inc. (a)	16,581
5,044	Microsoft Corporation	279,841
111	Motorola Solutions, Inc.	7,598
329	NVIDIA Corporation	10,844
1	NXP Semiconductors NV (a)	51
2,747	Oracle Corporation	100,348
231	Paychex, Inc.	12,218
909	Paypal Holdings, Inc. (a)	32,906
1,142	QUALCOMM, Inc.	57,083
115	Red Hat, Inc. (a)	9,523
468	salesforce.com, Inc. (a)	36,691
174	Seagate Technology plc	6,379
238	Skyworks Solutions, Inc.	18,286
208	Symantec Corporation	4,368
698	Texas Instruments, Inc.	38,257
365	The Western Union Company	6,537
111	Total System Services, Inc.	5,528
131	Vantiv, Inc. (a)	6,212
1,630	Visa, Inc.	126,406

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
284	VMware, Inc. (a)	$16,066
176	Western Digital Corporation	10,569
191	Xilinx, Inc.	8,971
319	Yahoo!, Inc. (a)	10,610
		2,956,632
	Materials – 2.8%
152	Air Products & Chemicals, Inc.	19,777
1,030	Alcoa, Inc.	10,166
73	Ashland, Inc.	7,497
85	Ball Corporation	6,182
160	Celanese Corporation	10,773
181	CF Industries Holdings, Inc.	7,387
426	E. I. du Pont de Nemours and Company	28,372
147	Eastman Chemical Company	9,924
234	Ecolab, Inc.	26,765
1,041	Freeport-McMoRan, Inc.	7,048
55	International Flavors & Fragrances, Inc.	6,580
514	International Paper Company	19,378
457	LyondellBasell Industries NV	39,713
74	Martin Marietta Materials, Inc.	10,107
367	Monsanto Company	36,157
311	Newmont Mining Corporation	5,595
283	Nucor Corporation	11,405
231	PPG Industries, Inc.	22,827
186	Praxair, Inc.	19,046
177	Sealed Air Corporation	7,894
360	Southern Copper Corporation	9,403
857	The Dow Chemical Company	44,118
340	The Mosaic Company	9,381
92	The Sherwin-Williams Company	23,883
159	Vulcan Materials Company	15,100
76	W.R. Grace & Company (a)	7,569
196	Westrock Company	8,941
		430,988

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Telecommunication Services – 2.9%
5,630	AT&T, Inc.	$193,728
477	CenturyLink, Inc.	12,001
260	Level 3 Communications, Inc. (a)	14,134
163	SBA Communications Corporation (a)	17,127
1,172	T-Mobile US, Inc. (a)	45,849
3,328	Verizon Communications, Inc.	153,820
		436,659
	Utilities – 2.7%
204	Ameren Corporation	8,819
386	American Electric Power Company, Inc.	22,492
119	American Water Works Company, Inc.	7,110
1,076	CenterPoint Energy, Inc.	19,755
248	Consolidated Edison, Inc.	15,939
426	Dominion Resources, Inc.	28,815
129	DTE Energy Company	10,345
516	Duke Energy Corporation	36,837
232	Edison International	13,737
160	Entergy Corporation	10,938
247	Eversource Energy	12,614
1,094	Exelon Corporation	30,380
433	FirstEnergy Corporation	13,739
390	NextEra Energy, Inc.	40,517
399	PG&E Corporation	21,223
99	Pinnacle West Capital Corporation	6,384
600	PPL Corporation	20,478
444	Public Service Enterprise Group	17,178
133	SCANA Corporation	8,045
683	Southern Company	31,958
711	The AES Corporation	6,804
156	WEC Energy Group, Inc.	8,004
333	Xcel Energy, Inc.	11,957
		404,068
	TOTAL COMMON STOCKS
	(Cost $15,496,545)	15,228,159

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2015 (Continued)

Shares		Value

SHORT-TERM INVESTMENTS – 0.0%^
7,208	First American Prime
	Obligation Fund – Class Z, 0.19%*	$7,208
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,208)	7,208
	TOTAL INVESTMENTS – 99.9%
	(Cost $15,503,753)	15,235,367
	Other Assets in Excess of Liabilities – 0.1%	13,332
	TOTAL NET ASSETS – 100.0%	$15,248,699

(a)	Non-income producing
(b)	Real Estate Investment Trusts (REITs)
*	Rate shown is annualized seven-day yield as of December 31, 2015
^	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
At December 31, 2015

ASSETS
Investments in securities, at value
(Cost $15,503,753)	$15,235,367
Interest and dividends receivable	16,927
Total assets	15,252,294

LIABILITIES
Management fees payable	3,595
Total liabilities	3,595

NET ASSETS	$15,248,699

Net assets consist of:
Paid-in capital	$15,759,967
Undistributed (accumulated) net
investment income (loss)	—
Accumulated net realized
gain (loss) on investments	(242,882)
Net unrealized appreciation (depreciation)
on investments	(268,386)
Net assets	$15,248,699

Net asset value
Net assets	$15,248,699
Shares outstanding^	650,000
Net asset value, offering and
redemption price per share	$23.46

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
Period Ended December 31, 2015*

INCOME:
Dividends (net of foreign withholding tax of $4)	$141,024
Interest	6
Total investment income	141,030

EXPENSES:
Management fees	32,060
Total expenses	32,060
Less: fees waived	(24,936)
Net expenses	7,124
Net investment income	133,906

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(170,620)
Change in unrealized appreciation
(depreciation) on investments	(268,386)
Net realized and unrealized
gain (loss) on investments	(439,006)
Net decrease in net assets
resulting from operations	$(305,100)

*	Fund commenced operations on May 11, 2015. The information presented is for the period from May 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Changes in Net Assets

Period Ended
December 31, 2015*
OPERATIONS
Net investment income	$133,906
Net realized gain (loss) on investments	(170,620)
Change in unrealized
appreciation (depreciation) of investments	(268,386)
Net increase (decrease) in net assets
resulting from operations	(305,100)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(134,486)
Total distributions to shareholders	(134,486)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	15,688,285
Net increase in net assets derived
from capital share transactions (a)	15,688,285
Net increase in net assets	15,248,699

NET ASSETS
Beginning of Period	$—
End of Period	$15,248,699
Undistributed (accumulated)
net investment income (loss)	$—

(a)	A summary of capital share transactions is as follows:

	Period Ended
	December 31, 2015*
	Shares	Amount
Subscriptions	700,000	$16,876,960
Redemptions	(50,000)	(1,188,675)
	650,000	$15,688,285

*	Fund commend operations on May 11, 2015. The information presented is for the period from May 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2015(1)

Net asset value, beginning of period	$24.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.29
Net realized and unrealized
gain (loss) on investments	(0.88)
Total from investment operations	(0.59)

LESS DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.22)
Total distributions to shareholders	(0.22)

Net asset value, end of period	$23.46

Total return	-2.40	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets,
before fees waived	0.45	%(4)
Expenses to average net assets,
after fees waived	0.10	%(4)
Net investment income to average net assets	1.88	%(4)

Portfolio turnover rate(5)	23	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to track the price and total return performance, before fees and expenses of the Diamond Hill Valuation-Weighted 500 Index. The Fund commenced operations on May 11, 2015.  Prior to May 11, 2015 the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership” or the “Predecessor Fund”), a private fund that used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011.  On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners.  The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in amounts less than a Creation Unit in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $500. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets, if applicable. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,228,159	$—	$—	$15,228,159
Short-Term
Investments	7,208	—	—	7,208
Total Investment
in Securities	$15,235,367	$—	$—	$15,235,367

^	See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2015, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes.  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended December 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital.  The proper characterization of REIT distributions is generally not known until after the end of each calendar year.  The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes.  The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year.  Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation.  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

H.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to capital gains from in-kind redemptions and REITs. For the period ended December 31, 2015, the following table shows the reclassifications made:

Undistributed	Accumulated
(accumulated)	net realized
net investment	gain (loss)	Paid-in
income (loss)	on investment	capital
$580	$(72,262)	$71,682

During the period ended December 31, 2015, the Fund realized $71,682 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain/(loss) to paid-in capital.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the Officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund,

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least December 31, 2016.

As of December 31, 2015, shareholders affiliated with the Adviser and its affiliates owned 477,300 shares, which represents 73% of the total shares outstanding.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2015, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were $2,453,831 and $2,425,008, respectively.

For the period ended December 31, 2015, in-kind transactions associated with creations and redemptions were $16,848,870 and $1,188,760, respectively.

There were no purchases or sales of U.S. Government securities during the period.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2015 (Continued)

NOTE 5 – TAX COST BASIS

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2015 were as follows:

Cost of investments	$15,618,219
Gross tax unrealized appreciation	625,708
Gross tax unrealized depreciation	(1,008,560)
Net tax unrealized
appreciation (depreciation)	(382,852)
Undistributed ordinary income	—
Undistributed long term gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(128,416)
Total accumulated gain/(loss)	$(511,268)

The difference between book and tax-basis cost is attributable to wash sales and basis adjustments on partnerships for tax purposes.

As of December 31, 2015, the Fund had a short-term capital loss carryforward of $36,298.  This amount does not have an expiration date.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At December 31, 2015, the Fund’s post-October capital and late year ordinary loss was $92,118 and $-, respectively.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended December 31, 2015 was as follows:

Ordinary Income	$134,486

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Diamond Hill Valuation-Weighted 500 ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period May 11, 2015 (commencement of operations) through December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Diamond Hill Valuation-Weighted 500 ETF as of December 31, 2015, the results of its operations, changes in its net assets, and the financial highlights for the period May 11, 2015 (commencement of operations) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
February 25, 2016

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of	Principal	Complex	Trustee
and Year	Held with	Time	Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	13	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Independent Trustees

Leonard M. Rush,	Lead	Indefinite	Retired; formerly Chief	13	Independent
CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (26
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).
Ronald T. Beckman,	Trustee	Indefinite	Retired; formerly Audit	13	None
CPA	and	term;	Partner specializing in
Born: 1947	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	13	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(26
portfolios).

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time	Principal Occupation(s)
of Birth	the Fund	Served	During Past Five Years

Principal Officers of the Trust
Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013);
Born: 1967	and	term;	Managing Director of Index Services, Zacks
	Chairman	Trustee	Investment Management (2011–2013); Vice
		since	President, Marco PoloNetwork
		2014;	(financial services firm) (2009–2011).
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund
Born: 1979	and	term;	Services, LLC (since 2008); Manager,
	Assistant	President	PricewaterhouseCoopers LLP
	Treasurer	and	(accounting firm) (2002–2008).
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky,	Vice	Indefinite	Vice President, USBFS (since 2012);
Esq.	President	term;	Associate, Thompson Hine LLP
Born: 1981	and	since 2014	(law firm) (2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Vice President, USBFS (since 2014);
Born: 1982	Compli-	term;	Assistant Vice President, USBFS (2011-2014);
	ance	since 2015	Operations Manager, USBFS (2007-2011).
Officer

Kristen M. Weitzel,	Treasurer	Indefinite	Vice President, USBFS (since 2011); Manager,
CPA		term;	PricewaterhouseCoopers LLP
Born: 1977		since 2014	(accounting firm) (2005–2011).
(other roles
since 2013)

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited) (Continued)

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time	Principal Occupation(s)
of Birth	the Fund	Served	During Past Five Years

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar
		since	Distributors, LLC (2011-2013); Graduate
		2015	Student, Marquette University Law School
(2007-2011).

The Statement of Additional Information includes additional information about the Trustees as is available, without charge, up on request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six Months Ended December 31, 2015 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 – December 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	July 1, 2015	December 31, 2015	the Period(1)
Actual	$1,000	$ 991.30	$0.50
Hypothetical (5% annual	$1,000	$1,025.21	$0.51
return before expenses)

(1)
Expenses Paid During the Period are equal to the Fund’s net annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended December 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 96.59%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2015 was 96.16%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About the Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Privacy Policy
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

(This Page Intentionally Left Blank.)

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44145

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	$0	0%
Tax Fees	$0	0%
All Other Fees	$0	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	$0	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
              Paul R. Fearday, President (principal executive officer)

Date     March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date     March 8, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date     March 8, 2016

* Print the name and title of each signing officer under his or her signature.